Provisions and Contingent Liabilities - Summary of contingent liabilities (Parenthetical) (Detail)	Mar. 31, 2020	Dec. 31, 2019
Civil contingencies [member]
Disclosure of contingent liabilities [line items]
Number of pending claims	456	6